Other Accounts Payable	12 Months Ended
Dec. 31, 2022
Other Accounts Payable Abstract
OTHER ACCOUNTS PAYABLE

Note 13:- other accounts payable

Other accounts payable are comprised of the following as of the below dates:

	December 31,
	2022	2021
Government institutions	$43,955	$39,480
Accrued expenses and other current liabilities	42,385	40,931
	$86,340	$80,411